Leases (Tables)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Schedule of quantitative information about right-of-use assets

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2021	5,324	78	5,402
Additions	5,662	56	5,718
Lease termination	(864)	—	(864)
Exchange difference	(132)	—	(132)
September 30, 2021	9,990	134	10,124

Accumulated depreciation
January 1, 2021	(2,253)	(20)	(2,273)
Depreciation charge	(1,172)	(22)	(1,194)
Lease termination	864	—	864
Exchange difference	19	—	19
September 30, 2021	(2,542)	(42)	(2,584)

Net book amount as of September 30, 2021	7,448	92	7,540

Cost
January 1, 2020	5,887	78	5,965
Modification of lease terms	(583)	—	(583)
Exchange difference	(38)	—	(38)
September 30, 2020	5,266	78	5,344

Accumulated depreciation
January 1, 2020	(1,067)	—	(1,067)
Depreciation charge	(846)	(15)	(861)
Exchange difference	(14)	—	(14)
September 30, 2020	(1,927)	(15)	(1,942)

Net book amount as of September 30, 2020	3,339	63	3,402

Schedule of quantitative information about lease liabilities

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2021	3,402	65	3,467
Additions	5,662	56	5,718
Cash outflow (including interest)	(892)	(24)	(916)
Interest	168	2	170
Exchange difference	(234)	(10)	(244)
September 30, 2021	8,106	89	8,195

January 1, 2020	4,953	78	5,031
Modification of lease terms	(583)	—	(583)
Cash outflow (including interest)	(914)	(15)	(929)
Interest	82	2	84
Exchange difference	56	(3)	53
September 30, 2020	3,594	62	3,656

September 30, 2021
Lease liabilities (short-term)	981	31	1,012
Lease liabilities (long-term)	7,125	58	7,183
Total lease liabilities	8,106	89	8,195

September 30, 2020
Lease liabilities (short-term)	1,033	18	1,051
Lease liabilities (long-term)	2,561	44	2,605
Total lease liabilities	3,594	62	3,656